MINERAL PROPERTY and EXPLORATION AND EVALUATION ASSETS - Disclosure of detailed information about exploration and evaluation assets (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Nov. 30, 2021	Aug. 31, 2021
Disclosure of exploration and evaluation assets [Abstract]
Exploration and evaluation assets, beginning of period	$ 43,953	$ 34,939
Additions	1,257	3,745
Recoveries from 100% Implats funded implementation budget		(229)
Foreign exchange movement	(3,826)	5,498
Exploration and evaluation assets, end of period	$ 41,384	$ 43,953